SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS’ EQUITY

a.	Ordinary shares

The holders of ordinary shares are entitled to one vote per share, to dividends as decided by the Board, and in the event of the Company's liquidation, to the surplus assets of the Company. The Company has the following ordinary shares reserved for future issuance:

	June 30, 2024	December 31, 2023
	(Unaudited)
Ordinary shares	49,858,787	48,923,903
Outstanding share options and RSUs	3,888,434	4,294,853
Shares available for future grants under the 2021 plan	9,026,219	7,847,149
Shares subject to the employee share purchase plan	1,193,972	1,233,812
Total	63,967,412	62,299,717

b.	Share based compensation

Share option activity for the six months ended June 30, 2024 (unaudited) is as follows:

	Number of Options	Weighted-Average Exercise Price	Weighted Average Remaining Contractual life	Aggregate Intrinsic Value
	(Unaudited)
Outstanding — January 1, 2024 (*)	3,079,252	$48.82	6.71	$435,699
Granted (*)	32,802	$0.00
Exercised	(671,366)	$18.70
Expired and forfeited	(84,708)	$76.22
Outstanding — June 30, 2024	2,355,980	$55.74	6.43	$436,030
Exercisable — June 30, 2024 (*)	1,745,150	$43.91	6.05	$343,640

(*) Includes 73,074 performance options granted to the Company’s Co-CEOs in 2022, 74,108 in 2023, and 22,481 in 2024, as applicable.

The aggregate intrinsic value was calculated as the difference between the exercise price of the share options and the fair value of the underlying common shares as June 30, 2024, and January 1, 2024. The intrinsic value of options exercised in the six months ended June 30, 2024 (unaudited), and June 30, 2023 (unaudited), was approximately $136,250 and $67,487, respectively. The weighted-average grant-date fair value of options granted during the six months ended June 30, 2024 (unaudited) and June 30, 2023 (unaudited) was $217.99 and $86.24, respectively.

The following table summarizes the activity for the Company's RSUs for the six months ended June 30, 2024 (unaudited):

	Number of Units	Weighted-Average Fair Value
	(Unaudited)
Balance at January 1, 2024 (*)	1,215,601	$134.41
Granted (*)	616,182	$201.98
Vested	(223,678)	$137.28
Canceled	(75,651)	$149.83
Balance at June 30, 2024 (*)	1,532,454	$160.40

(*) Includes 22,928 performance shares granted to the Company’s Co-CEOs in 2023, and 48,129 to the Company’s Co-CEOs and several executives in 2024.

As of June 30, 2024 (unaudited), and June 30, 2023 (unaudited) there was $156,611, and $94,770 of total unrecognized compensation cost related to unvested restricted share units, respectively, which is expected to be recognized over a weighted-average period of 1.87 and 1.86 years, respectively.

Share-based compensation expense for the six months ended June 30, 2024 (unaudited) and June 30, 2023 (unaudited), is as follows:

	Six months ended June 30,
	2024	2023

Cost of revenues	$3,116	$3,322
Research and development	23,193	19,742
Sales and marketing	18,068	13,640
General and administrative	18,789	14,539
Share-based compensation, net of amounts capitalized	$63,166	$51,243
Capitalized share-based compensation expense	648	956
Total share-based compensation	$63,814	$52,199

As of June 30, 2024 (unaudited) and June 30, 2023 (unaudited), unamortized share-based compensation expense was $173,557 and $132,470, respectively, which is expected to be recognized over weighted average periods of 1.84 and 1.81 years, respectively. The following table summarizes the Black-Scholes assumptions used at the grant dates:

	Six months ended June 30,
	2024	2023
	(Unaudited)
Risk-free interest rate	4.03%-4.77%	3.48%-3.90%
Expected dividend yield	0%	0%
Expected term (in years)	5-7	5-7
Expected volatility	57.81%	57.24%-64.63%

c.	Employee Share Purchase Plan

During the six months ended June 30, 2024 (unaudited) and June 30, 2023 (unaudited) employees purchased 39,840 and 42,468 ordinary shares at average prices of $150.10 and $93.68 per share, respectively. For the six months ended June 30, 2024 (unaudited) and June 30, 2023 (unaudited), the Company recognized $2,320 and $2,081 of compensation expense in connection with the ESPP, respectively.